Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Component of Other Comprehensive (Loss) income Related to Retirement Plan and Post-retirement Benefit Plan
The following table details the change in the components of other comprehensive (loss) income related to the retirement plan and the postretirement benefit plan, at December 31, 2019 and 2018, respectively:

(dollars in thousands)	December 31, 2019
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(3,275)	(2,692)	(5,967)
Amortization of net actuarial (loss) gain	(59)	333	274
Amortization of prior service credit	-	197	197
Total	$(3,334)	(2,162)	(5,496)

	December 31, 2018
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$2,149	830	2,979
Prior service cost	-	705	705
Amortization of net actuarial gain	-	556	556
Amortization of prior service credit	-	100	100
Total	$2,149	2,191	4,340

Asset Allocation of Pension and Postretirement Benefit Plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2019	2018	2019	2018
Debt Securities	33%	31	34	29
Equity Securities	63	62	63	62
Other	4	7	3	9
Total	100%	100	100	100

Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy
The fair value of the plan assets at December 31, 2019 and 2018, by asset category, is as follows:

		Fair Value Measurements at December 31, 2019 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,165	2,165	-	-
Equity mutual funds	32,411	32,411	-	-
U.S. government sponsored enterprises	4,434	-	4,434	-
Corporate bonds	11,646	-	11,646	-
Fixed income mutual funds	608	608	-	-

Total Plan Assets	$51,264	35,184	16,080	-

		Fair Value Measurements at December 31, 2019 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$677	677	-	-
Equity mutual funds	16,794	16,794	-	-
U.S. government sponsored enterprises	2,560	-	2,560	-
Corporate bonds	6,327	-	6,327	-
State and political subdivisions	-	-	-	-

Total Plan Assets	$26,358	17,471	8,887	-

		Fair Value Measurements at December 31, 2018 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,147	3,147	-	-
Equity mutual funds	27,420	27,420	-	-
U.S. government sponsored enterprises	9,376	-	9,376	-
Corporate bonds	3,638	-	3,638	-
Fixed income mutual funds	576	576	-	-

Total Plan Assets	$44,157	31,143	13,014	-

		Fair Value Measurements at December 31, 2018 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,046	2,046	-	-
Equity mutual funds	13,590	13,590	-	-
U.S. government sponsored enterprises	3,111	-	3,111	-
Corporate bonds	3,118	-	3,118	-
State and political subdivisions	226	-	226	-

Total Plan Assets	$22,091	15,636	6,455	-

Summary of the Status of Stock Option Plans
Under the 2019 Equity Incentive Plan, the exercise price of each option shall not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten percent shareholder the option price shall not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.  A summary of the status of TrustCo’s stock option awards as of December 31, 2019 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2019	554,641	$6.65
New options awarded - 2019	-	-
Expired options - 2019	(5,750)	-
Options forfeited - 2019	-	-
Exercised options - 2019	(29,800)	6.21
Balance, December 31, 2019	519,091	$6.67	4.5 Years

	Exercisable Options

Balance, December 31, 2019	486,791	$6.69	4.5 Years

Restricted Share Units	Restricted share units
Outstanding Units
Balance, December 31, 2018	218,427
New awards granted	151,668
Forfeited awards	-
Awards settled	(125,822)
Balance, December 31, 2019	244,273

Performance Share Units	Performance share units
Outstanding Units
Balance, December 31, 2018	408,893
New awards granted	172,006
Forfeited awards	-
Awards settled	(102,348)
Balance, December 31, 2019	478,551

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2019 and 2018:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2019	2018

Projected benefit obligation at beginning of year	$28,518	31,219
Service cost	42	34
Interest cost	1,244	1,197
Benefit payments and expected expenses	(1,798)	(1,937)
Net actuarial loss (gain)	2,818	(1,995)
Projected benefit obligation at end of year	$30,824	28,518

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2019	2018

Fair Value of plan assets at beginning of year	$44,157	47,227
Actual gain (loss) on plan assets	8,902	(1,126)
Benefit payments and actual expenses	(1,795)	(1,944)
Fair value of plan assets at end of year	51,264	44,157

Funded status at end of year	$20,440	15,639

Amounts Recognized in Accumulated Other Comprehensive Income	Amounts recognized in accumulated other comprehensive loss consist of the following as of:
	December 31,
	2019	2018
Net actuarial loss	$1,787	5,122

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

	For the years ended December 31,
(dollars in thousands)	2019	2018	2017

Service cost	$42	34	42
Interest cost	1,244	1,197	1,303
Expected return on plan assets	(2,811)	(3,012)	(2,742)
Amortization of net loss	59	-	67
Net periodic pension credit	(1,466)	(1,781)	(1,330)

Amortization of net loss	(59)	-	(67)
Net actuarial (gain) loss included in other comprehensive (loss) income	(3,275)	2,149	(2,240)
Total recognized in other comprehensive (loss) income	(3,334)	2,149	(2,307)

Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	$(4,800)	368	(3,637)

Estimated Future Benefit Payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2020	$1,762
2021	1,810
2022	1,793
2023	1,781
2024	1,790
2025 - 2029	9,002

The assumptions used to determine benefit obligations at December 31 are as follows:

	2019	2018	2017
Discount rate	3.56%	4.53	3.93

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2019	2018	2017
Discount rate	4.53%	3.93	4.41
Expected long-term rate of return on assets	6.50	6.50	6.50

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
Change in Accumulated Benefit Obligation:

(dollars in thousands)
	December 31,
	2019	2018
Accumulated benefit obligation at beginning of year	$5,400	5,613
Service cost	65	53
Interest cost	239	202
Benefits paid	(173)	(178)
Net actuarial loss (gain)	603	(290)
Accumulated benefit obligation at end of year	$6,134	5,400

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)
	December 31,
	2019	2018
Fair value of plan assets at beginning of year	$22,091	22,922
Actual gain (loss) on plan assets	4,285	(798)
Company contributions	155	145
Benefits paid	(173)	(178)
Fair value of plan assets at end of year	26,358	22,091

Funded status at end of year	$20,224	16,691

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

(dollars in thousands)	For the years ended December 31,
	2019	2018	2017
Service cost	$65	53	103
Interest cost	239	202	218
Expected return on plan assets	(990)	(1,028)	(761)
Amortization of net actuarial gain	(333)	(556)	(356)
Amortization of prior service (credit) cost	(197)	(100)	90
Net periodic benefit credit	(1,216)	(1,429)	(706)

Net (gain) loss	(2,692)	830	(1,584)
Amortization of prior service credit (cost)	197	100	(90)
Prior service cost	-	705	-
Amortization of net gain	333	556	356
Total amount recognized in other comprehensive (loss) income	(2,162)	2,191	(1,318)

Total amount recognized in net periodic benefit cost and other comprehensive (loss) income	$(3,378)	762	(2,024)

Estimated Future Benefit Payments
Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)

Year	Postretirement Benefits

2020	$161
2021	134
2022	147
2023	163
2024	181
2025 - 2029	1,295

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2019	2018	2017
Discount rate	3.56%	4.53	3.93

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2019	2018	2017
Discount rate	4.53%	3.93	4.41
Expected long-term rate of return on assets, net of tax	4.50	4.50	3.75